Federated MDT All Cap Core Fund
Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.4%
		Communication Services—10.7%
9,446	[1]	Alphabet, Inc., Class A	$12,720,928
829		Cable One, Inc.	1,585,761
65,486	[1]	Cars.com, Inc.	339,217
8,350	[1]	Charter Communications, Inc.	4,135,171
44,549		Cogent Communications Holdings, Inc.	3,734,543
1,936	[1]	Cumulus Media, Inc.	8,576
4,832	[1]	Facebook, Inc.	989,159
43,653	[1,2]	MSG Networks, Inc.	518,598
22,116		Meredith Corp.	327,980
7,491	[1]	Netflix, Inc.	3,145,096
54,708	[1]	TripAdvisor, Inc.	1,092,519
47,627		Verizon Communications, Inc.	2,736,171
		TOTAL	31,333,719
		Consumer Discretionary—9.6%
22,466		Aaron's, Inc.	716,890
3,295	[1]	Amazon.com, Inc.	8,151,830
8,763	[1]	American Outdoor Brands Corp.	82,942
166,900	[2]	Carnival Corp.	2,653,710
12,388	[1]	Cooper-Standard Holding, Inc.	159,186
1,822		Dollar General Corp.	319,397
16,031		Domino's Pizza, Inc.	5,802,100
26,997		eBay, Inc.	1,075,290
2,820		Expedia Group, Inc.	200,164
35,900		Ford Motor Co.	182,731
6,425	[1,2]	Funko, Inc.	27,499
20,444	[1]	G-III Apparel Group Ltd.	231,631
11,350		Garmin Ltd.	921,166
53,197		Goodyear Tire & Rubber Co.	381,422
12,481	[2]	Harley-Davidson, Inc.	272,460
5,179	[1,2]	iRobot Corp.	315,712
144,344		Kohl's Corp.	2,664,590
2,086	[1]	Libbey, Inc.	2,399
219,736	[2]	Macy's, Inc.	1,287,653
75,665	[1,2]	Norwegian Cruise Line Holdings Ltd.	1,240,906
8,631		PVH Corp.	424,904
7,033	[2]	Tenneco, Inc.	36,501
5,988		Tupperware Brands Corp.	19,281
5,470		V.F. Corp.	317,807
21,307		Wyndham Destinations, Inc.	544,820
		TOTAL	28,032,991
		Consumer Staples—7.6%
20,058		Church and Dwight, Inc.	1,403,859
13,290		Clorox Co.	2,477,788
95,109		Colgate-Palmolive Co.	6,683,309
13,613		Costco Wholesale Corp.	4,124,739
3,301		Hershey Foods Corp.	437,151
40,182		Kimberly-Clark Corp.	5,564,403

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
17,713		Nu Skin Enterprises, Inc., Class A	$517,397
5,374		PepsiCo, Inc.	710,927
2,887		Procter & Gamble Co.	340,291
		TOTAL	22,259,864
		Energy—2.3%
11,153	[2]	Arch Coal, Inc.	325,556
11,176	[1,2]	CONSOL Energy, Inc.	84,826
11,812	[2]	CVR Energy, Inc.	281,716
1,415	[1,2]	Chaparral Energy, Inc.	693
2,411	[1]	Chesapeake Energy Corp.	42,192
19,550	[2]	Continental Resources, Inc.	320,424
89,908		Devon Energy Corp.	1,121,153
203,533		Halliburton Co.	2,137,096
5,902		Helmerich & Payne, Inc.	116,683
63,055		Marathon Oil Corp.	385,897
124,750	[2]	PBF Energy, Inc.	1,422,150
77,330		Peabody Energy Corp.	262,149
14,544		QEP Resources, Inc.	14,340
16,541	[1,2]	Talos Energy, Inc.	188,402
		TOTAL	6,703,277
		Financials—11.8%
2,286		Aflac, Inc.	85,131
1,868		Alleghany Corp.	996,970
48,171		Allstate Corp.	4,899,954
10,792		Ameriprise Financial, Inc.	1,240,433
4,817		BlackRock, Inc.	2,418,327
1,073		CME Group, Inc.	191,219
13,887		Chubb Ltd.	1,499,935
28,215		Cincinnati Financial Corp.	1,856,547
9,035	[1]	Green Dot Corp.	275,568
8,169		Houlihan Lokey, Inc.	485,075
18,837		Huntington Bancshares, Inc.	174,054
2,161		Intercontinental Exchange, Inc.	193,301
21,052		KeyCorp	245,256
14,934		MSCI, Inc., Class A	4,883,418
2,829		Marketaxess Holdings, Inc.	1,287,223
35,165		MetLife, Inc.	1,268,753
10,119		NASDAQ, Inc.	1,109,751
19,198		Northern Trust Corp.	1,519,714
1,239		Progressive Corp., OH	95,775
17,852		Prudential Financial, Inc.	1,113,429
874		Reinsurance Group of America	91,490
7,252		RenaissanceRe Holdings Ltd.	1,058,865
1,660		Selective Insurance Group, Inc.	83,216
55,764		The Travelers Cos., Inc.	5,643,874
56,999		Zions Bancorporation, N.A.	1,801,738
		TOTAL	34,519,016
		Health Care—14.9%
20,958		Abbott Laboratories	1,930,022
2,706	[1]	Alector, Inc.	66,892
14,284	[1]	Alexion Pharmaceuticals, Inc.	1,535,102

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
888	[1]	Amedisys, Inc.	$163,534
15,647		Amgen, Inc.	3,743,075
3,366	[1]	AnaptysBio, Inc.	52,577
5,649	[1]	Arcus Biosciences, Inc.	149,190
3,274	[1]	Arvinas, Inc.	171,885
9,013	[1]	Biogen, Inc.	2,675,329
1,991	[1]	BioMarin Pharmaceutical, Inc.	183,212
4,768		CVS Health Corp.	293,470
11,597	[1]	Constellation Pharmaceuticals, Inc.	417,260
305		Cooper Cos., Inc.	87,444
11,942	[1]	Davita, Inc.	943,537
2,437		Dentsply Sirona, Inc.	103,426
52,202		Eli Lilly & Co.	8,072,517
1,674	[1]	Henry Schein, Inc.	91,333
24,340	[1]	Hologic, Inc.	1,219,434
3,796	[1]	IDEXX Laboratories, Inc.	1,053,770
3,920	[1]	Jazz Pharmaceuticals PLC.	432,180
12,521		Johnson & Johnson	1,878,651
2,514	[1]	Kiniksa Pharmaceuticals Ltd.	50,154
13,969	[1]	Livongo Health, Inc.	558,900
6,348	[1]	Masimo Corp.	1,357,901
9,797		Medtronic PLC	956,481
40,449		Merck & Co., Inc.	3,209,224
2,907	[1]	Moderna, Inc.	133,693
540	[1]	Molina Healthcare, Inc.	88,544
23,091	[1]	Myriad Genetics, Inc.	356,987
2,763	[1]	Regeneron Pharmaceuticals, Inc.	1,453,006
2,215		ResMed, Inc.	344,034
825	[1]	United Therapeutics Corp.	90,387
528		UnitedHealth Group, Inc.	154,424
20,916	[1]	Vertex Pharmaceuticals, Inc.	5,254,099
1,657		West Pharmaceutical Services, Inc.	313,604
30,718		Zoetis, Inc.	3,972,145
		TOTAL	43,557,423
		Industrials—8.8%
6,959		AGCO Corp.	367,713
14,113	[1]	Astronics Corp.	126,735
20,763	[1]	CIRCOR International, Inc.	309,992
5,151		Cintas Corp.	1,142,646
5,086		Deluxe Corp.	143,273
3,468		Flowserve Corp.	97,694
73,120		Fluor Corp.	855,504
140,471		Howmet Aerospace, Inc.	1,835,956
1,256		IDEX Corp.	192,959
6,894		Insperity, Inc.	328,913
271,347		KAR Auction Services, Inc.	4,064,778
18,052		Lockheed Martin Corp.	7,023,311
3,359		Manpower, Inc.	249,372
20,046	[1]	Middleby Corp.	1,115,159
1,298		OshKosh Truck Corp.	87,654
11,956	[1]	SPX Corp.	455,882

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
121,092		Spirit AeroSystems Holdings, Inc., Class A	$2,683,399
5,243		Textron, Inc.	138,205
30,443		Verisk Analytics, Inc.	4,652,604
		TOTAL	25,871,749
		Information Technology—23.7%
12,349	[1]	Adobe, Inc.	4,367,100
10,776		Alliance Data Systems Corp.	539,554
3,535		Analog Devices, Inc.	387,436
22,146		Apple, Inc.	6,506,495
3,864	[1]	Arista Networks, Inc.	847,375
9,268	[1]	Atlassian Corp. PLC	1,441,081
5,427		Automatic Data Processing, Inc.	796,087
24,035		Booz Allen Hamilton Holding Corp.	1,765,130
72,561	[1]	Cadence Design Systems, Inc.	5,886,874
2,711	[1,2]	Cardtronics, Inc.	62,082
24,778	[1]	Cirrus Logic, Inc.	1,873,217
4,958		Citrix Systems, Inc.	718,960
1,721		Cognizant Technology Solutions Corp.	99,852
336,438		DXC Technology Co.	6,099,621
40,776	[1]	DocuSign, Inc.	4,271,286
35,888	[1]	Dynatrace Holdings LLC	1,071,257
3,479	[1,2]	Five9, Inc.	322,399
19,358	[1]	Fortinet , Inc.	2,085,631
7,327		Henry Jack & Associates, Inc.	1,198,331
9,859	[1]	Inphi Corp.	951,788
46,303		Intel Corp.	2,777,254
6,007		Intuit, Inc.	1,620,749
26,692	[1]	Keysight Technologies, Inc.	2,582,985
3,209	[1]	Lumentum Holdings, Inc.	259,640
5,562		Mastercard, Inc.	1,529,383
14,750		Maxim Integrated Products, Inc.	810,955
39,029		Microsoft Corp.	6,994,387
7,153		NVIDIA Corp.	2,090,679
28,343		Paychex, Inc.	1,942,062
51,855	[2]	Plantronics, Inc.	732,193
28,060		Qualcomm, Inc.	2,207,480
174,926		Sabre Corp.	1,271,712
2,826	[1,2]	Semtech Corp.	127,848
7,506		Skyworks Solutions, Inc.	779,723
3,471	[1]	Synopsys, Inc.	545,364
10,777		Texas Instruments, Inc.	1,250,886
802	[1]	Verisign, Inc.	168,011
2,163		Xilinx, Inc.	189,046
		TOTAL	69,171,913
		Materials—2.3%
120,250	[1]	Alcoa Corp.	980,037
54,490	[1]	Allegheny Technologies, Inc.	409,220
157,011	[2]	Chemours Co./The	1,841,739
44,257		Domtar, Corp.	1,033,844
54,590		DuPont de Nemours, Inc.	2,566,822
		TOTAL	6,831,662

Shares			Value
		COMMON STOCKS—continued
		Real Estate—4.6%
8,754		American Tower Corp.	$2,083,452
4,491		CIM Commercial Trust Corp.	45,763
1,101		Equinix, Inc.	743,395
1,441		Essex Property Trust, Inc.	351,748
164,080	[2]	Macerich Co. (The)	1,225,678
26,106		SBA Communications, Corp.	7,568,652
25,297		SL Green Realty Corp.	1,342,006
		TOTAL	13,360,694
		Utilities—2.1%
1,585		American States Water Co.	125,801
45,015		Consolidated Edison Co.	3,547,182
38,135		Exelon Corp.	1,414,046
11,434		NiSource, Inc.	287,108
4,275		Public Service Enterprises Group, Inc.	216,785
28,354		Vistra Energy Corp.	554,037
		TOTAL	6,144,959
		TOTAL COMMON STOCKS (IDENTIFIED COST $267,385,777)	287,787,267
		INVESTMENT COMPANIES—4.1%
7,546,003		Federated Government Obligations Fund, Premier Shares, 0.22%[3]	7,546,003
4,487,337		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[3]	4,489,132
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,032,850)	12,035,135
		TOTAL INVESTMENT IN SECURITIES—102.5% (IDENTIFIED COST $279,418,627)	299,822,402
		OTHER ASSETS AND LIABILITIES - NET—(2.5)%[4]	(7,328,277)
		TOTAL NET ASSETS—100%	$292,494,125
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2020, were as follows:
Health Care
Alector, Inc.
Balance of Shares Held 7/31/2019	—
Purchases/Additions	2,706
Sales/Reductions*	—
Balance of Shares Held 4/30/2020	2,706
Value	$66,892
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$—
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2019	491,528	7,701,438	8,192,966
Purchases/Additions	50,479,017	59,280,212	109,759,229
Sales/Reductions	(43,424,542)	(62,494,313)	(105,918,855)
Balance of Shares Held 4/30/2020	7,546,003	4,487,337	12,033,340
Value	$7,546,003	$4,489,132	$12,035,135
Change in Unrealized Appreciation/Depreciation	N/A	$2,285	$2,285
Net Realized Gain/(Loss)	N/A	$(1,225)	$(1,225)
Dividend Income	$18,975	$57,716	$76,691
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$7,006,727	$7,546,003
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.